Segments	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segments

NOTE 15 — SEGMENTS

The Company operates in two distinct operating segments, its hospital operations business and its management advisory and consulting services business.  The hospital operations segment includes the operations of the Company’s general acute care hospitals and affiliated outpatient service facilities that provide inpatient and outpatient healthcare services.  Prior to the Spin-off, management fees allocated from Parent were included in the hospital operations segment within the measure of segment profit or loss.  Subsequent to the Spin-off the Company began presenting general and administrative costs for corporate functions as a component of the all other reportable segment.  The hospital management advisory and consulting services segment includes the operations of QHR.  Only the hospital operations segment meets the criteria as a separate reportable segment.  The financial information for QHR has been combined with the Company’s corporate functions and reported below as part of the all other reportable segment.

The following table provides a summary of financial information related to the Company’s segments (in thousands):

	Year Ended December 31,
	2016	2015	2014

Net operating revenues:
Hospital operations	$2,052,751	$2,096,831	$2,049,193
All other	85,716	90,507	96,307
Total net operating revenues	$2,138,467	$2,187,338	$2,145,500

Adjusted EBITDA:
Hospital operations	$184,000	$249,375	$251,309
All other	(21,078)	14,292	13,516
Total Adjusted EBITDA	$162,922	$263,667	$264,825

Capital expenditures for property and equipment:
Hospital operations	$44,903	$59,272	$68,889
All other	35,017	183	177
Total capital expenditures for property and equipment	$79,920	$59,455	$69,066

	December 31,
	2016	2015

Assets:
Hospital operations	$1,802,121	$2,256,557
All other	192,249	38,299
Total assets	$1,994,370	$2,294,856

The following table provides a reconciliation of Adjusted EBITDA to net income (loss), its most directly comparable U.S. GAAP financial measure (in thousands):

	Year Ended December 31,
	2016	2015	2014

Adjusted EBITDA	$162,922	$263,667	$264,825
Interest expense, net	(113,440)	(98,290)	(92,926)
Provision for (benefit from) income taxes	53,875	(3,304)	(5,579)
Depreciation and amortization	(117,288)	(128,001)	(127,593)
Legal, professional and settlement costs	(7,342)	—	(30,374)
Impairment of-long-lived assets and goodwill	(291,870)	(13,000)	(1,000)
Loss on sale of hospitals, net	(2,150)	—	—
Transaction costs related to the Spin-off	(5,488)	(16,337)	—
Severance costs for post-spin headcount reductions	(1,617)	—	—
Change in estimate related to collectability of patient accounts receivable	(22,799)	—	—
Net income (loss)	$(345,197)	$4,735	$7,353